Other Financial Liabilities	12 Months Ended
Mar. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Financial Liabilities	Other Financial Liabilities

	JPY (millions) As of March 31
	2020	2021
Derivative liabilities (Note 27)	¥52,589	¥97,091
Lease liabilities (Note 27)	369,459	436,412
Financial liabilities associated with contingent consideration arrangements (Note 27)	41,664	27,770
Other	31,123	204,457
Total	¥494,835	¥765,730
Non-current	¥399,129	¥517,677
Current	¥95,706	¥248,053
The increase in “Other” is mainly due to deposits related to certain vaccines operations received during the fiscal year ended March 31, 2021.